Contingent liabilities and commitments (Details) ₪ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended
	Jan. 02, 2020 ILS (₪)	Nov. 04, 2018 ILS (₪)	Apr. 02, 1997 ILS (₪)	May 20, 2020 ILS (₪)	Apr. 30, 2020 ILS (₪)	Mar. 31, 2019 m²	Jul. 27, 2017 ILS (₪)	Jul. 23, 2017 ILS (₪)	Dec. 31, 2020 ILS (₪)	Sep. 09, 2020 ILS (₪)	Jul. 17, 2019 ILS (₪)	Feb. 24, 2016 USD ($)	Nov. 15, 2015 ILS (₪)	May 13, 2015 ILS (₪)	Dec. 01, 2013 ILS (₪)	Oct. 29, 2009 ILS (₪)
Disclosure of non-adjusting events after reporting period [line items]
Claim alleges in damages										₪ 57,000	₪ 5,000
Claim amount									₪ 600		₪ 3,000		₪ 2,000	₪ 1,100	₪ 2,100	₪ 1,300
Amount paid under settlement agreement									₪ 1,300
Amount received from ministry of health					₪ 1,300
Payment of compensation value				₪ 2,600
US Dollars [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claim alleges in damages | $												$ 3,000
Co-Chairman [Member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly management fees	₪ 100
Bonus mechanism									Each be entitled to annual bonus at a total amount that will not exceed NIS 2,500 thousand plus VAT, provided that the annual operating profit will not be less than NIS 30 million, on the basis of the mechanism set out below: (a) a bonus of up to 2% for the initial NIS 10 million of operating profit; (b) a bonus of up to 3% of operating profit in excess of NIS 10 million and up to and including NIS 15 million; (c) a bonus of up to 4% of operating profit in excess of NIS 15 million and up to and including NIS 20 million; (d) a bonus of up to 5% of operating profit in excess of NIS 20 million.
Advance notice period									3-6 months
Agreement Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Monthly amount payment			₪ 10
Gregory Gurtovoy and against five (former) Company directors and senior office holder [Member] | Lawsuit [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of lawsuits		₪ 4,183
Mr. Iram Graiver [Member]
Disclosure of non-adjusting events after reporting period [line items]
Claiming payment of social rights and compensation								₪ 2,377
Repayment of funds							₪ 1,694
Yavne [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount paid under settlement agreement									₪ 380
Occupied land of area | m²						3,600
Additional amount of payment									₪ 734